Capital Surplus	12 Months Ended
Dec. 31, 2025
Capital Surplus [Abstract]
Capital surplus
20.	Capital surplus

Except as required by the Company’s Articles of Association or Cayman’s law, capital surplus shall not be used for any other purpose but covering accumulated deficit. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

	2023
	Share premium	Employee stock options	Employee stock options- expired	Changes in ownership interest in subsidiaries	Total

January 1	$5,998,682	$346,606	$6,997	$135,628	$6,487,913
Issuance of ordinary shares	600,952	-	-	-	600,952
Preferred shares conversion	26,907,495	-	-	-	26,907,495
Acquisition of subsidiaries	70,619,903	-	-	-	70,619,903
Changes in non-controlling interests	-	-	-	708,719	708,719
Share-based payments	162,029	118,800	-	-	280,829
Employee stock options exercised	62,923	(62,923)	-	-	-
Employee stock options forfeited	-	(1,482)	1,482	-	-
December 31	$104,351,984	$401,001	$8,479	$844,347	$105,605,811

	2024
	Share premium	Employee stock options	Employee stock options- expired	Restricted stocks	Changes in ownership interest in subsidiaries	Total

January 1	$104,351,984	$401,001	$8,479	$-	$844,347	$105,605,811
Share-based payments	22,884	212,374	-	-	-	235,258
Employee stock options exercised	6,091	(6,091)	-	-	-	-
Employee stock options forfeited	-	(16,942)	16,942	-	-	-
Restricted stocks	-	-	-	147,816	-	147,816
Issuance of ordinary shares, net of issuance costs (Note 1)	45,060,227	-	-	-	-	45,060,227
Reverse share split as part of the recapitalization	19,489	-	-	-	-	19,489
Commitment shares (Note 2)	450,000	-	-	-	-	450,000
Acquisition of subsidiaries (Note 3)	3,184,536	-	-	-	-	3,184,536
December 31	$153,095,211	$590,342	$25,421	$147,816	$844,347	$154,703,137
	2025
	Share premium	Employee stock options	Employee stock options- expired	Restricted stocks	Changes in ownership interest in subsidiaries	Total

January 1	$153,095,211	$590,342	$25,421	$147,816	$844,347	$154,703,137
Share-based payments	-	279,597	-	-	-	279,597
Employee stock options forfeited	-	(178,176)	178,176	-	-	-
Restricted stocks	-	-	-	132,253	-	132,253
Issuance of ordinary shares-Second Note to 3i	3,469,082	-	-	-	-	3,469,082
Issuance of ordinary shares-Tumim ELOC	2,608,494	-	-	-	-	2,608,494
Issuance of ordinary shares-Private Placement	1,499,621	-	-	-	-	1,499,621
Issuance of ordinary shares for service fee	181,901	-	-	-	-	181,901
Issuance of ordinary shares to settle subsidiary’s debt	655,409	-	-	-	-	655,409
Commitment shares	(12)	-	-	-	-	(12)
Acquisition of subsidiaries (Note 3)	123,107	-	-	-	-	123,107
December 31	$161,632,813	$691,763	$203,597	$280,069	$844,347	$163,652,589

Note 1:	In connection with the Recapitalization, the Company recognized capital surplus of $45,060,227 due to issuance of ordinary shares. Please refer to Note 19 e) for details.

Note 2:	On November 25, 2024, the Company entered an Agreement with Tumim (the “Tumim ELOC SPA”) and became obligated to issue a number of the Company’s ordinary shares (the “Commitment Shares”) to Tumim as consideration for its irrevocable commitment for the equity line of credit. The Commitment Shares amounted to $450,000 was accounted under IFRS 2 in capital surplus. Please refer to Note 19 l) for details.

Note 3:	In 2024, connection with the acquisition of Green Quest, the Company recognized capital surplus of $3,184,536 for the purchase price consideration. In 2025, All Earn-Out Shares were issued, and the Company recognized capital surplus of $123,107. Please refer to Note 13 b) and Note 32 for details.